INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INVENTORIES.
Raw materials	¥ 5,499,573		¥ 3,761,045
Work-in-progress	3,237,480		2,623,044
Finished goods	8,713,231		6,868,263
Total	17,450,284		13,252,352		$ 2,530,053
Inventory provision	1,819,000	$ 263,754	823,273	¥ 270,893
Inventories with net book value	¥ 2,809,000		¥ 1,749,000